Financial risk management	12 Months Ended
Dec. 31, 2021
Financial risk management
Financial risk management
3.	Financial risk management
3.1	Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including interest rate risk and exchange risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out by the senior management of the Group.

(a)	Market risk
(i)	Interest rate risk

The Group’s interest rate risk primarily arises from wealth management products (Note 21(ii)), bank deposits (Note 23), borrowings (Note 28) and loans to/from related parties (Note 34(b)(iii)). Those carried at variable rates expose the Group to cash flow interest rate risk whereas those at fixed rates expose the Group to fair value interest rate risk. Interest amounts continue to be insignificant during the reported periods.

(ii)	Exchange risk

The Group is exposed to exchange risk arising from foreign currency exposures, primarily with respect to US$. Foreign exchange risk arises when future commercial transactions or recognized assets or liabilities are denominated in a currency that is not the functional currency of the Group entity. The Group’s net result is not significantly impacted since transactions, assets and liabilities of each Group entity are mostly denominated in the functional currency of the respective entity.

3.	Financial risk management (Continued)
3.1	Financial risk factors (Continued)
(b)	Credit risk

Credit risk primarily arises from wealth management products, cash and cash equivalents, trade and other receivables, amounts due from related parties and contract assets. The maximum exposure to credit risk is represented by the carrying amount of each financial asset in the balance sheets.

The credit risk of wealth management products and cash and cash equivalents is limited because the counterparties are mainly state-owned or reputable commercial institutions located in the PRC and Hong Kong.

For trade and other receivables, amounts due from related parties and contract assets, management makes periodic as well as individual assessments on the recoverability based on historical credit loss experience, as adjusted for forward looking information based on macroeconomic factors affecting the ability of the debtors to settle the receivables.

Management considers quantitative and qualitative factors and applies the simplified approach for the Group’s trade receivables and contract assets without a significant financing component by using a lifetime expected loss provision.

The trade receivables and contract assets from customers with known financial difficulties or with significant doubt on collection of receivables are assessed individually for a loss allowance. As of December 31, 2021, the balance of loss allowance in respect of these individually assessed receivables was RMB1,296,000 (2020: RMB2,036,000).

Management assesses remaining customers by grouping them based on shared credit risk characteristics. Management determines an expected loss rate for each group based on historical credit loss experience as well as current and forecasts of future economic conditions in assessing the lifetime expected credit losses.

The expected loss rates are adjusted to reflect the different credit risk characteristics, timing of settlements, etc. related to those customers.

		Between	Between	Between
	Within	6 months	1 to 2	2 to 3	After 3
As of December 31, 2020	6 months	to 1 year	years	years	years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
IVD product customers
Expected loss rate	5%	13%	45%	84%	100%
Trade receivables and contract assets, gross	48,657	28,564	3,457	—	—	80,678
Loss allowance	2,641	3,790	1,571	—	—	8,002

Hospital customers
Expected loss rate	4%	4%	7%	22%	100%
Trade receivables and contract assets, gross	13,028	9,329	13,660	625	53	36,695
Loss allowance	461	356	910	135	53	1,915

Other customers
Expected loss rate	6%	17%	43%	94%	100%
Trade receivables and contract assets, gross	56,419	3,154	4,187	937	30	64,727
Loss allowance	3,202	546	1,819	882	30	6,479
3.	Financial risk management (Continued)
3.1	Financial risk factors (Continued)
(b)	Credit risk (Continued)

		Between	Between	Between
	Within	6 months	1 to 2	2 to 3	After 3
As of December 31, 2021	6 months	to 1 year	years	years	years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
IVD product customers
Expected loss rate	9%	19%	34%	81%	100%
Trade receivables and contract assets, gross	135,288	29,937	34,985	2,310	—	202,520
Loss allowance	11,984	5,628	11,896	1,880	—	31,388

Hospital customers
Expected loss rate	13%	14%	29%	55%	100%
Trade receivables and contract assets, gross	19,872	9,784	17,046	13,521	612	60,835
Loss allowance	2,504	1,356	4,995	7,376	612	16,843

Other customers
Expected loss rate	3%	12%	26%	54%	100%
Trade receivables and contract assets, gross	67,076	6,388	4,344	1,587	548	79,943
Loss allowance	1,859	765	1,144	863	548	5,179

In view of the history of cooperation with debtors and the sound collection history of other receivables and amounts due from related parties, management believes that the credit risk inherent in these outstanding receivables is not significant. There are no significant increases in credit risk of the receivables comparing with initial recognition and so the 12-month expected credit loss approach is adopted.

Loss allowance for trade and other receivables and contract assets were disclosed in Note 19, Note 20 and Note 6 respectively.

(c)	Liquidity risk

The Group aims to maintain sufficient cash to meet obligations falling due as well as operating and capital requirements.

The tables below analyze the Group’s financial liabilities into relevant maturity groupings based on the remaining period at each year-end date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

3.	Financial risk management (Continued)
3.1	Financial risk factors (Continued)
(c)	Liquidity risk (Continued)

		Between	Between
	Less than	1 and 2	2 and 5	Over 5
	1 year	years	years	years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2020

Borrowings	60,689	5,779	—	—	66,468
Lease liabilities	19,094	16,833	28,705	3,004	67,636
Trade payables	34,071	—	—	—	34,071
Other payables	56,206	—	—	—	56,206
Amounts due to related parties	24	—	—	—	24
Total	170,084	22,612	28,705	3,004	224,405

As of December 31, 2021

Borrowings	20,206	—	—	—	20,206
Lease liabilities	22,811	19,850	16,351	1,682	60,694
Trade payables	55,767	—	—	—	55,767
Other payables	92,488	—	—	—	92,488
Amounts due to related parties	3	—	—	—	3
Other non-current liabilities	—	—	13,961	—	13,961
Total	191,275	19,850	30,312	1,682	243,119

3.2	Capital management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

The Group monitors capital by regularly reviewing the capital structure. The Group may adjust the amount of dividends paid to shareholders, provide returns for shareholders, issue new shares or sell assets to repay borrowings.

The Group monitors capital on the basis of the debt-to-adjusted capital ratio. This ratio is calculated as net debt divided by adjusted capital. Net debt is calculated as total borrowings and lease liabilities less cash and cash equivalents. Adjusted capital comprises all components of equity as shown in the consolidated balance sheets. As of December 31, 2020 and 2021, the Group has no net debt outstanding.

3.3	Fair value estimation

The table below analyzes the Group’s financial instruments carried at fair value as of December 31, 2020 and 2021 by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

(i)	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).
(ii)	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).
(iii)	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

3.	Financial risk management (Continued)
3.3	Fair value estimation (Continued)

		Level 1	Level 2	Level 3	Total
	Notes	RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2020

Assets
Financial assets at fair value through profit or loss
— other investments	21(i)	—	—	19,609	19,609
— wealth management products	21(ii)	—	—	130,002	130,002
— equity security	21(iii)	10,292	—	—	10,292
Derivative financial instruments — foreign currency forwards	22	—	196	—	196
Total		10,292	196	149,611	160,099

As of December 31, 2021

Assets
Financial assets at fair value through profit or loss
— other investments	21(i)	—	—	49,780	49,780
— wealth management products	21(ii)	—	—	144,361	144,361
— equity security	21(iii)	7,082	—	—	7,082
Derivative financial instruments — foreign currency forwards	22	—	2,002	—	2,002
Total		7,082	2,002	194,141	203,225

There were no transfers between levels 1, 2 and 3 during the reported periods.

Financial instruments in Level 3

If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3.

Specific valuation techniques used to value financial instruments include:

●	Quoted market prices or dealer quotes for similar instruments;
●	Discounted cash flow model and unobservable inputs mainly including assumptions of expected future cash flows and discount rate; and
●	A combination of observable and unobservable inputs, including risk-free rate, expected volatility, discount rate for lack of marketability, market multiples, etc.

Level 3 instruments of the Group’s assets and liabilities include wealth management products and other investments measured at FVPL respectively.

3.	Financial risk management (Continued)
3.3	Fair value estimation (Continued)

The following table presents the movements in level 3 instruments for the reported periods.

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Wealth management products
Opening balance	38,597	122,224	130,002
Additions	479,100	1,628,558	1,650,355
Gain/(loss) recognized in other income and gains – net (Note 9)	947	4,652	(5,867)
Redemptions	(396,420)	(1,625,106)	(1,628,463)
Exchange differences	—	(326)	(1,666)
Closing balance	122,224	130,002	144,361
Other investments
Opening balance	—	—	19,609
Additions	—	19,000	28,895
Fair value change recognized in profit or loss (Note 9)	—	609	1,668
Exchange differences	—	—	(392)
Closing balance	—	19,609	49,780

The valuations of Level 3 instruments of wealth management products and other investments are set out in Note 21(ii) and Note 21(i), respectively.

The carrying amounts of the Group’s other financial assets and liabilities, including cash and cash equivalents, trade and other receivables, trade and other payables, amounts due from/to related parties and borrowings, approximate their fair values.